GENERAL INFORMATION - Current Year Narrative (Details) ৳ in Millions, $ in Millions, ₨ in Billions									1 Months Ended					6 Months Ended
	Jun. 17, 2025 shares	May 20, 2025 shares member	May 14, 2025 shares	May 08, 2025 director	Apr. 28, 2025 shares	Apr. 02, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Mar. 26, 2024	May 31, 2025 USD ($) facility	May 31, 2025 PKR (₨) facility	May 31, 2025 BDT (৳) facility	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Jun. 30, 2025 USD ($) shares	Mar. 31, 2027	Mar. 31, 2026	Jun. 16, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Mar. 31, 2025 USD ($)	Jan. 30, 2025 Rate	Jan. 27, 2025 USD ($)	Jan. 16, 2025 director	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Share repurchase program, authorized amount																								$ 100
Percentage of board holders represented at meeting | Rate																				95.83%
Number of members re-elected | director				7
Current income tax payables														$ 104									$ 179
Bangladesh Telecommunications Regulatory Commission (BTRC)
Disclosure of detailed information about financial instruments [line items]
Unused provision reversed, other provisions									$ 29		৳ 3,580
Bangladesh Tax Authorities
Disclosure of detailed information about financial instruments [line items]
Unused provision reversed, other provisions														17
VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks
Disclosure of detailed information about financial instruments [line items]
Borrowings term							24 months
Facility amount							$ 210
VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Margin							4.25%
PMCL - Bilateral Credit Facility with Habib Bank Limited
Disclosure of detailed information about financial instruments [line items]
Borrowings term												10 years	10 years
Proceeds from borrowings												$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited
Disclosure of detailed information about financial instruments [line items]
Borrowings term												10 years	10 years
Proceeds from borrowings												$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited and Habib Bank Limited
Disclosure of detailed information about financial instruments [line items]
Proceeds from borrowings												$ 36	₨ 10
PMCL - Bilateral Credit Facility from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited
Disclosure of detailed information about financial instruments [line items]
Borrowings term									10 years	10 years	10 years
Proceeds from borrowings									$ 113	₨ 32
Number of bilateral facilities | facility									3	3	3
PMCL - sukuk bond issued
Disclosure of detailed information about financial instruments [line items]
Borrowings term												6 months	6 months
Bonds issued												$ 53						₨ 15
Kyrgyzstan
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary								50.10%
Pakistan Mobile Communications Limited Deodar
Disclosure of detailed information about financial instruments [line items]
Current income tax payables														158					$ 36
Additional provisions, other provisions														$ 122
Uklon
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired						97.00%
Purchase consideration						$ 158
Put option, equity interests to be acquired						3.00%
Phase three
Disclosure of detailed information about financial instruments [line items]
Share repurchase program, authorized amount																	$ 35
Phase one
Disclosure of detailed information about financial instruments [line items]
Share repurchase program, authorized amount																					$ 30
Phase two
Disclosure of detailed information about financial instruments [line items]
Share repurchase program, authorized amount																	$ 35		$ 35
Phase one to three
Disclosure of detailed information about financial instruments [line items]
Share repurchases (in shares) | shares														41,633,300
Purchase of treasury shares														$ 75
Phase one to three | ADS
Disclosure of detailed information about financial instruments [line items]
Decrease in number of shares outstanding (in shares) | shares														1,666,532
Deferred share plan
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares					118,850
New credit facility | VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks
Disclosure of detailed information about financial instruments [line items]
Borrowings term							24 months
Facility amount							$ 210
New credit facility | VEON - Senior Unsecured Term Loan from Gulf Cooperation Council Banks | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Margin							4.25%
Appointment of Members to the Group Executive Committee
Disclosure of detailed information about financial instruments [line items]
Number of additional members to the Group Executive Committee | director																						2
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares						250,000
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche one
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														50.00%
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche two
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														50.00%
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Forecast
Disclosure of detailed information about financial instruments [line items]
Percentage of share options vesting on first anniversary																0.50
Percentage of share options vesting on second anniversary															0.50
Burak Ozer, Group Chief Financial Officer (Group CFO) | Major ordinary share transactions | 2021 Deferred Share Plan
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares						250,000
Percentage of share options vesting on first anniversary						0.50
Percentage of share options vesting on second anniversary						0.50
General Executive Committee Members (Excluding General Counsel) | Umbrella Incentive Plan | Equity-settled
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares			8,266,750
Vesting period			3 years
Rotational General Executive Committee Members | Umbrella Incentive Plan | Equity-settled
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		755,825
Vesting period			3 years
Number of key management personnel granted share options in share-based payment arrangement | member		2
Omiyinka Doris | Umbrella Incentive Plan | Tranche one
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche two
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche three
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														20.00%
Omiyinka Doris | Umbrella Incentive Plan | Equity-settled
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	685,000
Omiyinka Doris | Long-term incentive plan
Disclosure of detailed information about financial instruments [line items]
Number of share options forfeited in share-based payment arrangement (in shares) | shares	2,055,292
Former Member of the Group Executive Committee | Umbrella Incentive Plan | Forecast | Tranche one
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														40.00%
Former Member of the Group Executive Committee | Umbrella Incentive Plan | Forecast | Tranche two
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														40.00%
Former Member of the Group Executive Committee | Umbrella Incentive Plan | Forecast | Tranche three
Disclosure of detailed information about financial instruments [line items]
Vesting percentage														20.00%
Former Member of the Group Executive Committee | Umbrella Incentive Plan | Equity-settled
Disclosure of detailed information about financial instruments [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	685,000
Former Member of the Group Executive Committee | Long-term incentive plan
Disclosure of detailed information about financial instruments [line items]
Vesting period	3 years
Number of share options forfeited in share-based payment arrangement (in shares) | shares	2,055,292